                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended            June 30, 1993
                                                         -------------


Check here if Amendment [X]               Amendment Number : 6
                                                            ---

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBS Partners, L.P.
           ---------------------------------
Address:   1 Lafayette Place
           ---------------------------------
           Greenwich, CT 06830
           ---------------------------------

Form 13F File Number:  28- 2610
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E.J. Bird
           ----------------------------------------------
Title:     Vice President of General Partner
           ----------------------------------------------
Phone:     (203) 861-4600
           ----------------------------------------------

Signature, Place, and Date of Signing:

                        /s/ E.J. BIRD                             Greenwich, CT                                     August 13, 1999
           ----------------------------------------------         ----------------------------------               -----------------
                          (Signature)                                          (City, State)                             (Date)

Report Type ( Check only one):

         [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         [ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                NONE
Form 13F Information Table Entry Total:                             12
Form 13F Information Table Value Total:                       $277,067
                                                              --------
                                                             (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

      Column 1:                      Column 2:  Column 3:    Column 4:               Column 5:          Column 6:
                                                                           ---------------------------
                                                            Fair Market    Shares or
                                     Title of    CUSIP         Value       Principal                    Investment
   Name of Issuer                     Class      Number      (x $1,000)     Amount    SH/PRN  Put/Call  Discretion
   --------------                    --------  -----------  -----------    ---------  ------  --------  ----------
American Express Co                   Common   025816-10-9     27,042        838,500    SH                 SOLE

BankAmerica Corp.                     Common   066050-10-5     11,312        250,000    SH                 SOLE

Enquirer/Star Group Inc               Common   293554-10-1      8,895        547,400    SH                 SOLE

Federal Home Ln Mtg Corp              Common   313400-30-1     48,891        875,000    SH                 SOLE

Fund Amern Enterprises Hldgs          Common   360768-10-5     35,949        442,400    SH                 SOLE

International Business Machs          Common   459200-10-1        247          5,000    SH                 SOLE

Precision Cast Parts                  Common   740189-10-5      1,043         48,500    SH                 SOLE

PS Group Inc.                         Common   693624-10-8        115         10,600    SH                 SOLE

RJR Nabisco Holdings Corp             Common   74960K-10-8     36,597      6,506,100    SH                 SOLE

Salomon Inc                           Common   79549B-10-7     42,568      1,112,900    SH                 SOLE

Student Loan Marketing Assoc.         Common   863871-50-5     12,127        280,400    SH                 SOLE

Wells Fargo & Co                      Common   949740-10-4     52,281        474,200    SH                 SOLE

GRAND TOTAL                                                   277,067

      Column 1:                        Column 7:                 Column 8:
                                                             Voting Authority
                                                    ----------------------------------
                                        Other
   Name of Issuer                      Managers     (a) Sole    (b) Shared    (c) None
   --------------                      --------     --------    ----------    --------
American Express Co                                  838,500

BankAmerica Corp.                                    250,000

Enquirer/Star Group Inc                              547,400

Federal Home Ln Mtg Corp                             875,000

Fund Amern Enterprises Hldgs                         442,400

International Business Machs                           5,000

Precision Cast Parts                                  48,500

PS Group Inc.                                         10,600

RJR Nabisco Holdings Corp                          6,506,100

Salomon Inc                                        1,112,900

Student Loan Marketing Assoc.                        280,400

Wells Fargo & Co                                     474,200